FAIR VALUE MEASUREMENT - Significant unobservable inputs (Details)	Dec. 31, 2018
Risk-free rate
Significant unobservable inputs used in the valuation
Unobservable inputs	3.5
Minimum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	17
Minimum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	10
Minimum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	38
Maximum | Weighted average cost of capital
Significant unobservable inputs used in the valuation
Unobservable inputs	19
Maximum | Lack of marketability discount
Significant unobservable inputs used in the valuation
Unobservable inputs	15
Maximum | Expected volatility
Significant unobservable inputs used in the valuation
Unobservable inputs	41
Liquidation scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	35
Liquidation scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	70
Redemption scenario | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30
IPO scenario | Minimum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	30
IPO scenario | Maximum | Probability
Significant unobservable inputs used in the valuation
Unobservable inputs	35